Regulatory Assets and Liabilities (Emera Maine ) (Details) CAD in Millions, $ in Millions						1 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended
	Dec. 21, 2016 CAD	Jun. 01, 2016	Jan. 02, 2015	Jun. 19, 2014	Sep. 30, 2011	Oct. 31, 2016 USD ($) Transmissions_Distribution_Poles	Jun. 30, 2016	Dec. 31, 2016 CAD km	Dec. 31, 2015 CAD	Mar. 31, 2014	Dec. 31, 2012
Public Utilities, General Disclosures [Line Items]
Regulatory Assets								CAD 1,322.0	CAD 699.0
Emera Maine [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage				10.57%	11.14%		10.57%			10.57%	11.74%
Emera Maine [Member] | Restructuring Of Above-market Power Purchase Contract And Deferrals [Member]
Public Utilities, General Disclosures [Line Items]
Net Regulatory Assets								CAD 11.4
Net Regulatory Assets, Percentage								1.00%
Emera Maine [Member] | Maine Public Utilities Commission (MPUC) [Member] | Electric Distribution [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	9.00%
Public Utilities, Approved Equity Capital Structure, Percentage	49.00%
Public Utilities, Approved Rate Increase (Decrease), Percentage	3.75%
Emera Maine [Member] | Maine Public Utilities Commission (MPUC) [Member] | Storm Costs [Member] | Electric Distribution [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	CAD 4.0
Bangor Hydro District [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage		2.00%							21.00%
Public Utilities, Recoverable Transmission Investment and Expenses, Percentage		9.00%							(6.00%)
Bangor Hydro District [Member] | Restructuring Of Above-market Power Purchase Contract And Deferrals [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Net Regulatory Assets									CAD 19.7
Net Regulatory Assets, Percentage									1.80%
Maine Public Service District [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage			6.75%
Public Utilities, Approved Equity Capital Structure, Percentage			48.00%
Public Utilities, Approved Rate Increase (Decrease), Percentage		10.20%
Public Utilities, Requested Rate Increase (Decrease), Retail Customers, Percentage		36.00%							(22.00%)
Public Utilities, Requested Rate Increase (Decrease), Wholesale Customers, Percentage		43.00%							(1.00%)
Barbados Light & Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage								10.00%	10.00%
Dominica Electricity Services Ltd. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage								15.00%	15.00%
Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage								8.80%	10.00%
Regulatory Assets | $						$ 21
Property plant and equipment | $						$ 7
Regulatory Asset Amortization Period						5 years
Property plant and equipment useful life						27 years
Grand Bahama Power Company Limited [Member] | Storm Costs [Member]
Public Utilities, General Disclosures [Line Items]
Number of Transmission and Distribution Poles | Transmissions_Distribution_Poles						2,100
Public Utilities Restoration Cost | $						$ 28
Brunswick Pipeline [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km								145